13. COMMITMENTS AND CONTINGENCIES (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009
Commitments And Contingencies Details Narrative
Rent expense	$ 1,570,000	$ 1,376,000
Estimated discounted future cost	$ 127,000		$ 579,000